Cover Page	6 Months Ended
Oct. 31, 2024
Cover [Abstract]
Document Type	6-K
Amendment Flag	false
Document Period End Date	Oct. 31, 2024
Document Fiscal Year Focus	2024
Document Fiscal Period Focus	Q2
Entity Registrant Name	ImmunoPrecise Antibodies Ltd.
Entity Central Index Key	0001715925
Current Fiscal Year End Date	--04-30
Entity Address, Address Line One	3204 - 4464 Markham Street
Entity Address, City or Town	Victoria
Entity Address, State or Province	BC
Entity Address, Postal Zip Code	V8Z 7X8